Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee generally approves the target value of Annual Equity Awards for the Company’s executive officers, including the NEOs (other than Mr. Turicchi), at its meeting in November or December of each year. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the Consensus Cloud Solutions, Inc. 2021 Employee Stock Purchase Plan. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times. The Company did not grant any stock options in fiscal 2024. The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2024.

Award Timing Method	The Compensation Committee generally approves the target value of Annual Equity Awards for the Company’s executive officers, including the NEOs (other than Mr. Turicchi), at its meeting in November or December of each year. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the Consensus Cloud Solutions, Inc. 2021 Employee Stock Purchase Plan. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2024.
MNPI Disclosure Timed for Compensation Value	false